Expense Example - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	211
5 years	431
10 years	$ 1,064